Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 8 - LEASES:

a.	Right-of-use assets:

	Cost					Accumulated depreciation					Net book value
	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2023:
Offices	166	-	-	(3)	163	-	(72)	-	(1)	(73)	90
	166	-	-	(3)	163	-	(72)	-	(1)	(73)	90
Composition in 2022:
Offices	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166
	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166
Composition in 2021:
Offices	332	-	-	(4)	328	124	106	-	(3)	227	101
	332	-	-	(4)	328	124	106	-	(3)	227	101

b.	Lease liabilities:

	Balance at beginning of year	Additions during year	Interest expense during year	Payments during year	Translation adjustment	Balance at end of year
	in USD thousands
Composition in 2023 -
Offices	166	-	6	(81)	(4)	87
Total	166	-	6	(81)	(4)	87
Composition in 2022 -
Offices	127	166	3	(120)	(10)	166
Total	127	166	3	(120)	(10)	166
Composition in 2021
Offices	219	-	7	(103)	4	127
Total	219	-	7	(103)	4	127

	As of December 31
	2023	2022
	in USD thousands
Composition of lease liabilities:
Current lease liabilities
Offices	87	78
	87	78
Non-current lease liabilities
Offices	-	88
	-	88
Total	87	166

b.	Additional disclosure:

1)	The Group was a party to a contract that is affected by IFRS 16 and constitutes a rental space in Israel that was signed in November 2019. The agreed rental period is 24 months plus an extension option of an additional 12 months. The extension option held is exercisable only by the Group and not by the lessor. During 2021 the group exercised its option for additional 12 months until October 31, 2022. This liability was measured at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate as of November 2019 – 4%.

2)	In December 2022 the Group signed a new lease contract that is affected by IFRS 16. See note 2q. This liability was measured at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate as of December 2022 – 7%.

3)	To secure the Group’s lease obligation on its offices, the Group has provided a bank guarantee in the amount of $33 for the benefit of the lessor.

4)	As of December 31, 2023, future lease payments under the leases were:

Total
Year:	in USD thousands

2024	94
94

5)	In 2023 and in 2022, a short term lease with a lease term of fewer than 12 months without a purchase option is recognized as an expense in profit or loss at the amount of $3 and $12, respectively.